Employee Benefit Plans - Plan Assets at Fair Value, By Fair Value Hierarchy (Details) - Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments	$ 6.1	$ 6.9	$ 5.9	$ 5.7
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	2.9	3.4
Corporate and government bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	3.0	3.3
Cash equivalents and other [Member]
Defined Benefit Plan Disclosure [Line Items]
Total investments	$ 0.2	$ 0.2